-------------------------------------------------------------------------------
Description of art work on the front cover of the report

Three thin vertical,dark blue, lines on the right side of the page.
-------------------------------------------------------------------------------

ANNUAL
REPORT

DECEMBER 31, 1995






WRIGHT
INTERNATIONAL
BLUE CHIP
EQUITIES FUND



THE WRIGHT MANAGED
INVESTMENT FUNDS

                               THE WRIGHT MANAGED
                                INVESTMENT FUNDS
===============================================================================

                              WRIGHT INTERNATIONAL
                                   BLUE CHIP
                              EQUITIES FUND (WIBC)

     A broadly diversified portfolio of equities of well-established, non-U.S. companies meeting strict quality standards. The portfolio may buy common stocks traded on the securities exchange of the country in which the company is based or it may purchase American Depositary Receipts (ADR's) traded in the United States. The portfolio is denominated in U.S. dollars and investors should understand that fluctuations in foreign exchange rates may impact the value of their investment.

-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

===============================================================================



     INVESTMENT
       OBJECTIVES...................Inside Front Cover


     LETTER TO
       SHAREHOLDERS................................. 1


     WRIGHT INTERNATIONAL
     BLUE CHIP EQUITIES FUND (WIBC) --
       Dividend Distributions....................... 3
       Portfolio of Investments..................... 4
       Financial Statements......................... 7

                         REPORT TO SHAREHOLDERS

===============================================================================




WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)

The Wright International Blue Chip Equities Fund (WIBC) had a total investment return of 0.9% in the fourth quarter of 1995, trailing the 4.2% return for the FT/S&P Actuaries World Ex U.S. index. For all of 1995, however, the WIBC Fund's total return of 13.6% was well ahead of the 10.4% return in the FT/S&P Actuaries World Ex U.S. index. On average for the year, the effect of a modest weakening in the value of the dollar compared with the currencies of Europe had a slightly positive effect on the return to U.S. investors from foreign securities. In the fourth quarter, the dollar strengthened, reducing dollar returns.

The WIBC Fund's relatively low exposure in Japan (about 11% of Fund assets vs about 40% in the FT/S&P Actuaries World Ex-U.S. index) limited its gain in the fourth quarter, when the Japanese market was strong. For the full year, low exposure to Japan helped, since the Japanese market was one of the world's weakest in 1995. Above-market positions in the United Kingdom, Denmark, Sweden and Hong Kong, all strong markets, boosted the Fund's full-year return.

Over the past five years, the WIBC Fund has averaged a 10.0% annual rate of total investment return. While this compares favorably with the 9.3% average annual rate of return for the FT/S&P Actuaries World Ex U.S. index, it lags the 16.5% rate of return on U.S. stocks for the same period (S&P 500). Since 1990, foreign markets have generally lagged the U.S. market. Going forward, world stock markets stand to benefit from the global trend to lower interest rates, but slow (Japan) or slowing (Europe) economic growth may put some pressure on corporate profits durng 1996. The stocks in the WIBC Fund appear to be well positioned compared with foreign securities in general because of their superior quality and because they averaged a P/E ratio of 17.5 at the end of 1995 as compared with a P/E of 25 for the FT/S&P Actuaries World Ex U.S. index.

It should be understood that performance data quoted herein represents past performance which is not predictive of future performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Also, there are risks associated with international investing such as currency fluctuations and potential political instability.

                                                     Sincerely,



                                                     Peter M. Donovan
                                                     President

February 1996


WRIGHT MANAGED EQUITY TRUST - EQUITY FUNDS

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND
Growth of $10,000 invested 10/01/89* through 12/31/95

                                                             Annual Total Return
                                            ----------------------------------------------
                                            Lst 1 Yr       Lst 5 Yrs      Since Incept*
Wright Int'l Blue Chip Equities Fund         +13.6%         +10.0%         +7.2%
FT World Ex U.S. Index                       +10.4%          +9.3%         +3.7%
Wright Int'l Fiduciary Equity Index           +5.6%          +8.2%         +4.6%



The cumulative total return of a U.S. $10,000 investment in the WRIGHT INT'L BLUE CHIP EQUITIES FUND on 09/30/89 would have grown to $15,486 by December 31, 1995.

The following plotting points are used for comparison in the total investment return mountain chart.

      Date        Wright Int'l Blue   FT World Ex U.S  Wright Int'l Fiduciary
                 Chip Equities Fund        Index          Equity Index
 ------------------------------------------------------------------------------

      09/30/89        $10,000           $10,000             $10,000

      12/31/89        $10,312           $10,490             $10,587
      12/31/90         $9,599            $8,064             $8,946
      12/31/91        $11,251            $9,138             $9,971
      12/31/92        $10,807            $7,944             $8,383
      12/31/93        $13,858           $10,507            $11,362
      12/31/94        $13,631           $11,386            $12,576
      12/31/95        $15,486           $12,575            $13,284


NOTES: *: For comparison with other averages, the investment results are shown from the first month-end since the Fund's inception. The investment results of Wright International Blue Chip Equities Fund are net of all fees and expenses charged to the Fund. No fees or expenses have been deducted from the other averages. The Total Investment Return is the % return of an initial $10,000 investment made at the beginning of the period to the ending redeemable value assuming all dividends and distributions are reinvested. Past performance is not predictive of future performance.

THE EQUITY TRUST -- WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)
===============================================================================

                 N.A.V.    Distri-     Distri-                                      12 Month      5 Year         Cum.
  Period           Per     bution      bution          Shares                       Invstmnt     Invstmnt      Invstmnt
  Ending          Share    $  P/S     in Shares         Owned         Value          Return       Return        Return
                                                                                               (Annualized)  (Annualized)
--------------------------------------------------------------------------------------------------------------------------
 9/14/89         $10.00                               100.00       $1,000.00

   12/94          13.09    $0.05       0.003867       105.48        1,380.78        -1.64%          5.74%        6.28%

    1/95          12.68                               105.48        1,337.53        -9.06%          5.56%        5.55%
    2/95          13.02                               105.48        1,373.39        -4.44%          7.06%        5.99%
    3/95          13.73                               105.48        1,448.28         4.89%          8.45%        6.91%
    4/95          14.11                               105.48        1,488.37         4.70%          9.21%        7.33%
    5/95          14.39                               105.48        1,517.90         9.11%          7.95%        7.58%
    6/95          14.54                               105.48        1,533.73        11.25%          7.37%        7.67%
    7/95          15.08                               105.48        1,590.69        10.82%          7.39%        8.22%
    8/95          14.51                               105.48        1,530.56         4.72%          8.71%        7.40%
    9/95          14.74                               105.48        1,554.82         8.72%         11.39%        7.58%
   10/95          14.66                               105.48        1,546.38         6.03%          9.31%        7.37%
   11/95          14.47                               105.48        1,526.34         9.96%          9.46%        7.05%
   12/95          14.77     0.10       0.006873       106.21        1,568.69        13.61%         10.04%        7.42%


                WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)
                          PORTFOLIO OF INVESTMENTS
                             DECEMBER 31, 1995
==============================================================================

                                       Shares       Value
------------------------------------------------------------------------------
          EQUITY INTERESTS -- 97.0%



AUSTRALIA -- 3.6%
Broken Hill Proprietary Co. ADR.....  17,930   $  1,013,045
Broken Hill Proprietary Co..........  41,293        582,776
Coles Myer Ltd  ADR.................  62,551      1,618,507
Email Ltd........................... 600,760      1,427,983
F.H. Faulding (U.K.)................ 448,071      1,996,963
Lend Lease Corp. Ltd................ 141,038      2,042,879
                                                -----------
                                               $  8,682,153
                                                -----------





BELGIUM -- 2.3%
Colruyt SA..........................   6,700   $  1,809,888
Delhaize Freres & Cie Le Lion SA....  41,200      1,707,917
GB Inno - AFV.......................     654         28,000
GB Inno - BM SA.....................  44,850      1,968,950
                                                -----------
                                               $  5,514,755
                                                -----------






CANADA -- 2.7%
Bombardier Inc. Class B............. 186,000   $  2,454,828
British Columbia Telecom............ 112,300      2,058,515
Corel Corporation*.................. 139,500      1,813,500
                                                -----------
                                               $  6,326,843
                                                -----------





DENMARK -- 4.8%
Berendsen Sophus A/S Class A........   1,228   $    137,438
Berendsen Sophus A/S Class B........  16,630      1,868,707
Carlsburg A/S Pfd Class B...........  34,727      1,935,521
Icopal Group........................   5,400      1,300,971
ISS International Service Sys. A/S..  54,200      1,218,087
Novo-Nordisk AS.....................  19,000      2,596,187
Radiometer A/S......................  32,250      2,307,713
                                                -----------
                                               $ 11,364,624
                                                -----------



FRANCE -- 10.0%
Bongrain SA.........................   3,500   $  1,968,716
Carrefour Supermarche...............   4,200      2,543,068
Castorama Dubois Inv................  14,300      2,337,311
Comptoirs Modernes SA...............   6,504      2,107,578
Docks De France SA..................  11,200      1,698,232
Groupe Danone.......................  10,571      1,740,738
L'Air Liquide SA....................  12,321      2,036,446
LeGrand SA..........................  12,100      1,864,289
L'Oreal SA..........................   7,350      1,963,795
LVMH Moet-Hennessy SA  ADR..........  55,220      2,312,338
Pernod Ricard SA....................  23,280      1,320,390
Synthelabo..........................  28,900      1,807,005
                                                -----------
                                               $ 23,699,906
                                                -----------



GERMANY -- 3.3%
Bayerische Motoren Werke AG.........   3,109   $  1,590,752
Beiersdorf AG.......................   2,700      1,888,966
Douglas Holdings AG.................  64,000      2,254,368
Dyckerhoff AG.......................   3,950        846,920
Heidelberger Zement AG .............   1,980      1,240,515
                                                -----------
                                               $  7,821,521
                                                -----------



HONG KONG -- 6.7%
China Light & Power Co. Ltd. ADR.... 311,276   $  1,433,177
Hang Lung Dev. Co. Ltd. ADR......... 206,400      1,641,706
Hang Seng Bank Ltd. ADR............. 267,195      2,393,052
Hong Kong Aircraft Engineering Co... 741,000      1,916,586
Hong Kong & China Gas Co. ADR....... 939,132      1,512,097
Hong Kong Electric Holdings Ltd.ADR  530,520      1,739,310
Johnson Electric Holdings Ltd....... 897,500      1,601,746
Kowloon Motor Bus Co. (1933) Ltd.... 979,200      1,595,593
Swire Pacific Ltd. ADR.............. 261,400      2,028,464
                                                -----------
                                               $ 15,861,731
                                                -----------


IRELAND -- 1.6%
Fyffes PLC.......................... 922,000   $  1,591,722
Greencore Group PLC................. 255,000      2,286,734
                                                -----------
                                               $  3,878,456
                                                -----------


ITALY --  0.6%
Sirti SPA........................... 241,000   $  1,354,999
                                                -----------


JAPAN -- 10.5%
Chudenko Corp.......................  48,300   $  1,653,598
Daiichi Pharmaceutical Co., Ltd.....  98,000      1,393,230
Ito-Yokado Co., Ltd. ADR............   8,750      2,153,594
Kurita Water Industries Ltd.........  81,000      2,154,255
Kyodo Printing Co. Ltd.............. 138,000      1,721,663
National House Industrial Co., Ltd..  90,000      1,645,068
Nintendo Corporation Ltd............  26,700      2,027,031
Ono Pharmaceutical Co. Ltd..........  29,000      1,113,443
Santen Pharmaceutical Co., Ltd......  66,000      1,500,000
Seven Eleven Japan Co., Ltd.........  19,800      1,394,043
Taisho Pharmaceutical Co., Ltd......  75,000      1,479,691
Takasago Thermal Engineering Co.....  93,000      1,663,927
Yamanouchi Pharmaceutical Co., Ltd..  92,000      1,975,242
York-Benimaru Co., Ltd..............  42,000      1,604,449
Yurtec Corp.........................  82,950      1,452,026
                                                -----------
                                               $ 24,931,260
                                                -----------



MALAYSIA -- 4.7%
Amalgamated Steel Mills Berhad......2,298,000  $  1,710,131
Genting Berhad...................... 200,000      1,669,489
Guinness Anchor Berhad.............. 988,000      1,851,746
Hong Leong Indus Berhad............. 363,000      1,929,559
Perlis Plantations Berhad........... 532,000      1,665,315
Sime Darby Berhad................... 829,200      2,203,843
                                                -----------
                                               $ 11,030,083
                                                -----------



MEXICO -- 1.8%
Cifra S.A.  ADR..................... 895,000   $    940,735
Kimberly Clark De Mexico ADR........  64,900      1,962,634
Telefonos de Mexico  ADR............  40,400      1,287,750
                                                -----------
                                               $  4,191,119
                                                -----------




NETHERLANDS -- 9.8%
CSM  N.V............................  47,095   $  2,050,028
Elsevier Dutch Certificates......... 159,900      2,127,890
Getronics N.V.......................  48,014      2,239,319
Hagemeyer N.V.......................  37,740      1,966,676
Heineken N.V........................  13,375      2,367,926
Koninklijke Ahold N.V...............  63,176      2,573,240
Nutricia............................  29,000      2,340,775
Polygram............................  28,700      1,520,577
Unilever N.V........................  12,900      1,808,936
Verenigde Neder. Uitgeversbedrijven.  16,600      2,274,100
Wolters Kluwer N.V..................  20,400      1,925,701
                                                -----------
                                               $ 23,195,168
                                                -----------


NEW ZEALAND -- 0.8%
Wilson & Horton..................... 320,000   $  1,913,302
                                                -----------


SINGAPORE -- 2.4%
Asia Pacific Breweries Ltd.......... 272,000   $  1,615,499
Cycle & Carriage Ltd. Ord........... 199,000      1,983,950
Singapore Press Holdings Ltd........ 115,200      2,036,343
                                                -----------
                                               $  5,635,792
                                                -----------



SOUTH AFRICA -- 0.9%
South African Breweries Ltd.........  58,500   $  2,142,299
                                                -----------



SPAIN -- 2.6%
Banco Popular Espanol...............  11,600   $  2,133,980
Empresa Nac de Electicidad SA.......  40,600      2,293,767
Repsol S.A..........................  55,740      1,822,093
                                                -----------
                                               $  6,249,840
                                                -----------


SWEDEN -- 3.6%
Astra AB Class B....................  58,500   $  2,317,530
Gambro AB Series B.................. 121,700      2,309,802
Gullspangs Kraft - "B" Free......... 155,000      2,264,734
Hennes & Mauritz AB  Class B........  31,600      1,761,175
                                                -----------
                                               $  8,653,241
                                                -----------



SWITZERLAND -- 4.7%
Nestle SA ADR.......................  34,600   $  1,918,459
Roche Holding AG - Genussch.........     270      2,135,798
Sandoz AG...........................   2,800      2,563,218
SMH-Sch. Ges. Fuer AG...............  14,750      1,930,779
SMH-Sch. Ges. Fuer - New AG.........     470        281,132
Societe Generale de Surv. Hold. SA..   1,175      2,332,582
                                                -----------
                                               $ 11,161,968
                                                -----------



UNITED KINGDOM -- 19.6%
Allied Colloids Group PLC........... 920,000   $  1,900,251
BTR*................................   4,178          4,315
BTR Ltd. PLC........................ 359,908      1,838,903
BTR Ltd.*...........................   3,287          1,047
Cable & Wireless PLC  ADR...........  99,700      2,106,163
Christian Salvesen PLC.............. 347,200      1,428,884
Farnell Electronics PLC............. 182,700      2,038,622
Grand Metropolitan PLC  ADR.........  55,900      1,607,125
Halma PLC........................... 709,333      1,927,790
Kwik Save Group PLC................. 173,000      1,343,345
LaPorte PLC......................... 167,070      1,738,380
Marks & Spencer PLC.................  60,700        424,202
Marks & Spencer PLC ADR ............  30,700      1,286,947
Morrison (Wm.) Supermarket.......... 850,000      1,848,070
Nurdin & Peacock PLC................ 624,000      1,477,835
Pearson PLC......................... 207,076      2,005,107
Polypipe PLC........................ 720,000      1,967,962
Powerscreen Int'l................... 433,100      2,602,979
Reckitt & Colman PLC................ 157,176      1,739,171
Sainsbury (J.) PLC.................. 267,292      1,629,285
Scapa Group PLC..................... 561,873      1,937,147
Securicor Group -A-................. 100,000      1,374,405
Seibe PLC........................... 220,724      2,719,994
Smith & Nephew PLC.................. 686,730      1,994,339
Smiths Industries PLC............... 210,100      2,075,174
Tesco PLC........................... 417,060      1,923,652
Weir Group PLC...................... 407,700      1,332,798
Wolseley PLC........................ 317,600      2,224,480
                                                -----------
                                             $   46,498,372
                                                -----------


TOTAL EQUITY INTERESTS -- 97.0%
   (identified cost, $189,163,858)           $  230,107,432


                  RESERVE FUND -- 2.7%

                                   Face Amount
                                  ------------
American Express Corp., 5.65%, 1/02/96
  (at amortized cost)...............$6,470,000    6,470,000
                                                -----------


TOTAL INVESTMENTS -- 99.7%
   (identified cost, $195,633,858)             $236,577,432

OTHER ASSETS,
   LESS LIABILITIES -- 0.3%                         598,514
                                                -----------


NET ASSETS -- 100%                             $237,175,946
                                               ============


* Non-income-producing security.


ADR: American Depository Receipts


                See notes to financial statements

                WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND
==============================================================================

                  STATEMENT OF ASSETS AND LIABILITIES
                        December 31, 1995
------------------------------------------------------------------------------
ASSETS:
   Investments --
     Identified cost........................   $195,633,858
     Unrealized appreciation................     40,943,574
                                               ------------
       Total value (Note 1A)................   $236,577,432

   Cash.....................................          2,628
   Dividends and interest receivable........        436,970
   Receivable for refundable foreign taxes
     withheld...............................        373,785
   Receivable for fund shares sold..........        126,823
                                               ------------
     Total Assets...........................   $237,517,638
                                               ------------

LIABILITIES:
   Payable for fund shares reacquired.......      $ 302,551
   Trustees fees payable....................            370
   Custodian fee payable (Note 3)...........         25,706
   Accrued expenses and other liabilities...         13,065

                                               ------------
     Total Liabilities......................$       341,692
                                               ------------
NET ASSETS..................................   $237,175,946
                                               =============

NET ASSETS CONSIST OF:
Proceeds from sales of shares (including the market
   value of securities received in exchange for Fund
   shares and shares issued to shareholders in
   payment of distributions declared), less cost of
   shares reacquired........................   $198,077,233
Accumulated undistributed net realized loss
   on investments and foreign currency
   (computed on the basis of identified cost)    (3,217,931)
Unrealized appreciation of investments and trans-
   lation of assets and liabilities in foreign currency
   (computed on the basis of identified cost)    40,958,703
Undistributed net investment income.........      1,357,941
                                               ------------

   Net assets applicable to outstanding shares $237,175,946
                                               =============
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..............................     16,057,236
                                               =============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...................        $14.77
                                               =============


                   STATEMENT OF OPERATIONS
             For the Year Ended December 31, 1995
-------------------------------------------------------------------------------
INVESTMENT INCOME:

   Income --
     Dividends..............................   $  5,476,637
     Interest...............................        215,791
     Less:  Foreign taxes...................       (707,978)
                                               ------------
       Total Income.........................   $  4,984,450
                                               ------------


   Expenses --
     Investment Adviser fee (Note 2)........   $  1,682,897
     Administrator fee (Note 2).............        270,853
     Compensation of Trustees not affiliated with
       the Investment Adviser or Administrator        2,088
     Custodian fee (Note 2).................        306,333
     Transfer and dividend disbursing agent fees     21,522
     Shareholder communication expense......         23,696
     Distribution expenses (Note 3).........        436,177
     Audit services.........................         37,000
     Legal services.........................          1,445
     Registration costs.....................         17,063
     Printing...............................          4,395
     Interest expense.......................          2,878
     Miscellaneous..........................         10,316
                                               ------------
       Total Expenses.......................   $  2,816,663
                                               ------------
         Net Investment Income..............   $  2,167,787
                                               ------------


REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:

   Net realized loss on investment and foreign
     currency transactions (identified
      cost basis) ..........................   $   (650,735)
   Change in unrealized appreciation
     of investments and translation of assets
     and liabilities in foreign currencies..     25,147,505
                                               ------------
       Net realized and unrealized gain on
         investments and foreign currency...   $ 24,496,770
                                               ------------
       Net increase in net assets
         from operations....................   $ 26,664,557
                                               =============




                See notes to financial statements


                                   WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND

=======================================================================================================================

                                                                                                 Year Ended
                                                                                                 December 31,
                                                                                     ----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                         1995                  1994
-----------------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:

     From operations --
       Net investment income........................................................   $   2,167,787         $   1,821,338
       Net realized gain (loss) on investment and foreign currency transactions.....        (650,735)              238,478
       Change in unrealized appreciation of investments and translation
         of assets and liabilities in foreign currencies............................      25,147,505            (7,495,702)
                                                                                         ------------         ------------

              Increase (decrease)  in net assets from operations....................   $  26,664,557         $  (5,435,886)
                                                                                         ------------         ------------

     Undistributed net investment income included in
       price of shares sold and redeemed (Note 1D)..................................   $     182,554         $     655,170
                                                                                         ------------         ------------

     Distributions to shareholders from net investment income.......................   $  (1,602,294)        $  (1,467,856)
                                                                                          ------------          ------------

     Net increase from fund share transactions
       (exclusive of amounts allocated to net investment income) (Note 4)...........   $  11,699,493         $ 106,409,645
                                                                                         ------------          ------------

              Net increase in net assets............................................   $  36,944,310         $ 100,161,073


NET ASSETS:

     At beginning of year...........................................................     200,231,636           100,070,563
                                                                                         ------------          ------------

     At end of year.................................................................   $ 237,175,946         $ 200,231,636
                                                                                       ==============        ==============
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS..........................   $   1,357,941         $   1,579,133
                                                                                       ==============        ==============




                           See notes to financial statements


                                   WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND

============================================================================================================================

                                                                                  Year Ended December 31,
                                                             ---------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            1995          1994         1993         1992         1991
----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year..........                   $ 13.090     $ 13.410    $ 10.520      $ 11.040     $ 9.520
                                                              ---------    ---------    ---------    ---------    ---------

Income (loss) from Investment Operations:
     Net investment income..................                    $ 0.142      $ 0.127      $ 0.107      $ 0.094     $ 0.115
     Net realized and unrealized gain (loss)
         on investments.....................                      1.638       (0.347)       2.853       (0.524)      1.515
                                                              ---------    ---------    ---------    ---------    ---------

         Total income (loss)
         from investment operations.........                    $ 1.780     $ (0.220)     $ 2.960     $ (0.430)    $ 1.630
                                                              ---------    ---------    ---------    ---------    ---------

Less Distributions:
     From net investment income.............                   $ (0.100)    $ (0.100)    $ (0.070)    $ (0.090)   $ (0.110)
                                                              ---------    ---------    ---------    ---------    ---------

Net asset value, end of year................                   $ 14.770     $ 13.090     $ 13.410     $ 10.520    $ 11.040
                                                             ==========   ==========   ==========   ==========   ==========

Total Return(1).............................                     13.61%       (1.64%)      28.22%       (3.94%)     17.21%
Ratios/Supplemental Data
     Net assets, end of year (000 omitted)..                   $237,176     $200,232      $100,071     $ 74,409   $ 51,802
     Ratio of expenses to average daily net
         assets.............................                      1.29%        1.31%         1.46%        1.51%      1.67%
     Ratio of net investment income to average
         daily net assets...................                      0.99%        1.00%         0.67%        0.81%      1.12%
     Portfolio Turnover Rate................                        12%          12%           30%          15%        23%




(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the record date.


                  See notes to financial statements

               WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND
                     NOTES TO FINANCIAL STATEMENTS




(1)  SIGNIFICANT ACCOUNTING POLICIES

     Wright International Blue Chip Equities Fund (WIBC) is a diversified series of The Wright Managed Equity Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates value. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

B. Foreign Currency Translation -- Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are translated into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

C. Federal Taxes -- WIBC's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.
     At December 31, 1995, WIBC, for federal income tax purposes, had a capital loss carryover of $3,217,931, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve WIBC of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryover will expire as follows:

         1999            2000         2001         2003
     -----------------------------------------------------

       $924,334       $1,404,904    $250,866     $637,827
     -----------------------------------------------------

D. Equalization -- WIBC follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of reacquisitions of Fund shares, equivalent on a per-share basis to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Fund shares.

E. Distributions -- The Trust requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary overdistributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gain. During the year ended December 31, 1995, the following amounts were reclassified due to the differences between book and tax accounting created primarily by the utilization of redemption distributions for tax purposes and character reclassifications between net investment income and net realized capital gains.

                   Accumulated Undistributed        Undistributed
     Paid-in     Net Realized Loss on Investment     Net Investment
     Capital    and Foreign Currency Transactions      Income
     ----------------------------------------------------------------

     $951,294              $17,945                   $(969,239)
     ----------------------------------------------------------------

    These changes had no effect on the net assets per share.

F. Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

G. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

(2)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has engaged Wright Investors' Service (Wright) to perform investment management, investment advisory, and other services. For its services, Wright is compensated based upon a percentage of average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the year ended December 31, 1995, the effective annual rate was 0.77% for WIBC. The Trust also has engaged Eaton Vance Management (Eaton Vance) to act as administrator of the Trust. Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Trust and is compensated based upon a percentage of average daily net assets which rate is reduced as average daily net assets exceed certain levels. For the year ended December 31, 1995, the effective annual rate was 0.12% for WIBC. The custodian fee was paid to Investors Bank & Trust Company (IBT) for its services as custodian of the Trust. Prior to November 10, 1995, IBT was an affiliate of Eaton Vance. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credits are reported as a reduction of expenses in the Statement of Operations. For the year ended December 31, 1995, there were no such reported amounts. Certain of the Trustees and officers of the Trust are Directors/Trustees and/or officers of the above organizations. Except as to Trustees of the Trust who are not affiliated with Wright or Eaton Vance, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Wright and Eaton Vance.
See Note 3.

(3)  DISTRIBUTION EXPENSES

     The Trustees have adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that WIBC will pay the Principal Underwriter, Wright Investors' Service Distributors, Inc., a subsidiary of Wright, an annual rate of 2/10 of 1% of WIBC's average daily net assets for activities primarily intended to result in the sale of WIBC's shares.

(4)  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in WIBC shares were as follows:


                                                                                  Year Ended December 31,
                                                             ------------------------------------------------------------
                                                                       1995                               1994
                                                             ----------------------------     ---------------------------
                                                               Shares          Amount           Shares           Amount
-------------------------------------------------------------------------------------------------------------------------
   Sold  .................................................    4,605,546     $ 64,343,250      12,245,362     $165,447,724
   Issued to shareholders in payment of distributions
    declared..............................................       78,962        1,136,990          88,270        1,142,033
   Reacquired.............................................   (3,919,612)     (53,780,747)     (4,503,339)     (60,180,112)
                                                            -----------    ------------      ------------     -------------
         Net increase.....................................      764,896     $ 11,699,493       7,830,293     $106,409,645
                                                            ============   =============     =============    =============

(5)  INVESTMENT TRANSACTIONS

     Purchases and sales of investments, other than short-term obligations, for the year ended December 31, 1995, were as follows:
------------------------------------------------------

   Purchases............................    $32,858,249
                                           =============
   Sales................................    $25,390,082
                                           =============
------------------------------------------------------

(6)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and unrealized appreciation (depreciation) of the investment securities owned at December 31, 1995, as computed on a federal income tax basis, are as follows:
---------------------------------------------------------

   Aggregate cost.......................   $195,633,858
                                           =============

   Gross unrealized appreciation........   $ 48,243,565
   Gross unrealized depreciation........     (7,299,991)
                                           ------------

   Net unrealized appreciation..........   $ 40,943,574
                                           =============
--------------------------------------------------------

(7)  FINANCIAL INSTRUMENTS

     WIBC may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. WIBC holds no such instruments at December 31, 1995.

(8)  LINE OF CREDIT

     WIBC participates with other funds managed by Wright in a line of credit with a bank which allows the Funds to borrow up to $20,000,000 collectively. The line of credit consists of a $10,000,000 committed facility and a $10,000,000 uncommitted facility. Interest is charged to each fund based on its borrowings, at a rate equal to the bank's base rate. In addition, the funds pay a prorated commitment fee computed at a rate of 1/4 of 1% of $10,000,000 less the value of any borrowing. WIBC did not have any significant borrowings under the line of credit during the year ended December 31, 1995.

(9)  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of WIBC, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.
     Settlement of securities transactions in foreign countries may be delayed and is generally less frequent than in the United States, which could affect the liquidity of WIBC's assets. WIBC may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

                          INDEPENDENT AUDITORS' REPORT



To the Trustees and Shareholders of
The Wright Managed Equity Trust:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Wright International Blue Chip Equities Fund of The Wright Managed Equity Trust as of December 31, 1995 and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1995 and 1994, and the financial highlights for each of the years in the five-year period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Wright International Blue Chip Equities Fund of The Wright Managed Equity Trust as of December 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP



Boston, Massachusetts
February 2, 1996

-----------------------------------------------------------------------------
Description of art work on the back cover of the report

Three thin vertical,dark blue lines on the right side of the page.
-----------------------------------------------------------------------------

WRIGHT
INTERNATIONAL
BLUE CHIP
EQUITIES FUND

ANNUAL
REPORT

OFFICERS AND TRUSTEES OF THE FUNDS
Peter M. Donovan, President and Trustee
H. Day Brigham, Jr., Vice President, Secretary and Trustee
A. M. Moody III, Vice President and Trustee
Judith R. Corchard, Vice President
Winthrop S. Emmet, Trustee
Leland Miles, Trustee
Lloyd F. Pierce, Trustee
George R. Prefer, Trustee
Raymond Van Houtte, Trustee
James L. O'Connor, Treasurer
William J. Austin, Jr., Assistant Treasurer

ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
Wright Investors' Service
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

PRINCIPAL UNDERWRITER
Wright Investors' Service Distributors, Inc.
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

CUSTODIAN
Investors Bank & Trust Company
89 South Street
Boston, Massachusetts 02111

TRANSFER AND DIVIDEND DISBURSING AGENT
First Data Investor Services Group
Wright Managed Investment Funds
P.O. Box 1559
Boston, Massachusetts 02104

INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, Massachusetts 02110

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.